STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares
OPERATING EXPENSES
Professional fees and other expenses	$ 1,853,300
Franchise tax	163,296
LOSS FROM OPERATIONS	2,016,596
Other (expense) income:
Interest earned and unrealized loss on marketable securities held in Trust Account	1,566,410
TOTAL OTHER INCOME	1,566,410
Loss before benefit from (provision for) income taxes	(450,186)
Income Tax Expense	(250,739)
NET LOSS	$ (700,925)
Common Stock Subject To Possible Redemption [Member]
Other (expense) income:
Basic Weighted average shares outstanding | shares	11,058,904
Diluted Weighted average shares outstanding | shares	11,058,904
Basic net loss per share | $ / shares	$ (0.05)
Diluted net loss per share | $ / shares	$ (0.05)
Common Stock Not Subject To Possible Redemption [Member]
Other (expense) income:
Basic Weighted average shares outstanding | shares	3,236,578	[1]
Diluted Weighted average shares outstanding | shares	3,236,578	[1]
Basic net loss per share | $ / shares	$ (0.05)
Diluted net loss per share | $ / shares	$ (0.05)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through December 31, 2021 that were subject to forfeiture if the overallotment option was not exercised, in full or in part, by the underwriters (Note 5)